Loans Allowance for Loan Losses and Credit Quality (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Allowance For Loan Losses, Beginning Balance	$ 7,710,256	$ 7,208,485
Charge-offs	(807,974)	(227,202)
Recoveries	828,943	104,808
Provision For Loan Losses	978,000	624,165
Allowance For Loan Losses, Ending balance	8,709,225	7,710,256
Allowance For Loan Losses, Evaluated For Impairment, Individually	108,602	79,978
Allowance For Loan Losses Evaluated For Impairment, Collectively	8,600,623	7,630,278
Total All Evaluted For Impairment	8,709,225	7,710,256
Total All Evaluted Value For Impairment	102,189	539,117
Loans Evaluated For Impairment, Individually	10,512,387	8,456,162
Loans Evaluated For Impairment Collectively	738,036,221	681,532,371
Total, Loans Evaluted For Impairment	748,548,608	689,988,533
Unallocated [Member]
Allowance For Loan Losses, Beginning Balance	539,117	398,913
Charge-offs	0	0
Recoveries	0	0
Provision For Loan Losses	(436,928)	140,204
Allowance For Loan Losses, Ending balance	102,189	539,117
Allowance For Loan Losses, Evaluated For Impairment, Individually	0	0
Allowance For Loan Losses Evaluated For Impairment, Collectively	102,189	539,117
Commercial Real Estates [Member]
Allowance For Loan Losses, Beginning Balance	4,151,760	3,854,153
Charge-offs	(667,474)	(22,000)
Recoveries	667,474	27,160
Provision For Loan Losses	910,053	292,447
Allowance For Loan Losses, Ending balance	5,061,813	4,151,760
Allowance For Loan Losses, Evaluated For Impairment, Individually	0	0
Allowance For Loan Losses Evaluated For Impairment, Collectively	5,061,813	4,151,760
Total All Evaluted For Impairment	5,061,813	4,151,760
Loans Evaluated For Impairment, Individually	3,176,835	4,553,734
Loans Evaluated For Impairment Collectively	353,716,151	296,405,197
Total, Loans Evaluted For Impairment	356,892,986	300,958,931
Residential real estate - 1st lien [Member]
Allowance For Loan Losses, Beginning Balance	1,765,892	1,735,304
Charge-offs	0	(98,704)
Recoveries	111,763	7,636
Provision For Loan Losses	124,181	121,656
Allowance For Loan Losses, Ending balance	2,001,836	1,765,892
Allowance For Loan Losses, Evaluated For Impairment, Individually	106,280	79,978
Allowance For Loan Losses Evaluated For Impairment, Collectively	1,895,556	1,685,914
Total All Evaluted For Impairment	2,001,836	1,765,892
Loans Evaluated For Impairment, Individually	3,816,012	3,720,503
Loans Evaluated For Impairment Collectively	194,927,363	177,595,842
Total, Loans Evaluted For Impairment	198,743,375	181,316,345
Commercial & industrial [Member]
Allowance For Loan Losses, Beginning Balance	870,392	778,287
Charge-offs	(76,875)	(18,847)
Recoveries	14,112	4,761
Provision For Loan Losses	308,693	106,191
Allowance For Loan Losses, Ending balance	1,116,322	870,392
Allowance For Loan Losses, Evaluated For Impairment, Individually	2,322	0
Allowance For Loan Losses Evaluated For Impairment, Collectively	1,114,000	870,392
Total All Evaluted For Impairment	1,116,322	870,392
Loans Evaluated For Impairment, Individually	3,442,124	93,362
Loans Evaluated For Impairment Collectively	109,509,749	111,032,260
Total, Loans Evaluted For Impairment	112,951,873	111,125,622
Purchased Loan [Member]
Allowance For Loan Losses, Beginning Balance	68,655	64,260
Charge-offs	0	0
Recoveries	0	0
Provision For Loan Losses	(15,565)	4,395
Allowance For Loan Losses, Ending balance	53,090	68,655
Allowance For Loan Losses, Evaluated For Impairment, Individually	0	0
Allowance For Loan Losses Evaluated For Impairment, Collectively	53,090	68,655
Total All Evaluted For Impairment	53,090	68,655
Loans Evaluated For Impairment, Individually	0	0
Loans Evaluated For Impairment Collectively	7,530,458	9,807,848
Total, Loans Evaluted For Impairment	7,530,458	9,807,848
Municipal [Member]
Allowance For Loan Losses, Beginning Balance	76,728	82,211
Charge-offs	0	0
Recoveries	0	0
Provision For Loan Losses	(14,389)	(5,483)
Allowance For Loan Losses, Ending balance	62,339	76,728
Allowance For Loan Losses, Evaluated For Impairment, Individually	0	0
Allowance For Loan Losses Evaluated For Impairment, Collectively	62,339	76,728
Total All Evaluted For Impairment	62,339	76,728
Loans Evaluated For Impairment, Individually	0	0
Loans Evaluated For Impairment Collectively	34,633,055	47,955,231
Total, Loans Evaluted For Impairment	34,633,055	47,955,231
Residential real estate - Jr lien [Member]
Allowance For Loan Losses, Beginning Balance	182,014	234,896
Charge-offs	0	0
Recoveries	5,089	10,821
Provision For Loan Losses	54,847	(63,703)
Allowance For Loan Losses, Ending balance	241,950	182,014
Allowance For Loan Losses, Evaluated For Impairment, Individually	0	0
Allowance For Loan Losses Evaluated For Impairment, Collectively	241,950	182,014
Total All Evaluted For Impairment	241,950	182,014
Loans Evaluated For Impairment, Individually	77,416	88,563
Loans Evaluated For Impairment Collectively	33,679,456	34,271,301
Total, Loans Evaluted For Impairment	33,756,872	34,359,864
Consumer [Member]
Allowance For Loan Losses, Beginning Balance	55,698	60,461
Charge-offs	(63,625)	(87,651)
Recoveries	30,505	54,430
Provision For Loan Losses	47,108	28,458
Allowance For Loan Losses, Ending balance	69,686	55,698
Allowance For Loan Losses, Evaluated For Impairment, Individually	0	0
Allowance For Loan Losses Evaluated For Impairment, Collectively	69,686	55,698
Total All Evaluted For Impairment	69,686	55,698
Loans Evaluated For Impairment, Individually	0	0
Loans Evaluated For Impairment Collectively	4,039,989	4,464,692
Total, Loans Evaluted For Impairment	$ 4,039,989	$ 4,464,692